Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 28, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Awarded, Value			$ 1,300
Contingent Liabilities				$ 13,600
Number Of Shares Issued During The Period For Renewal Of Distribution Agreement	1,300,000
Selling, general and administrative expense			317,804	$ 228,946
Severance Costs			4,600
Construction projects [Member]
Commitments And Contingencies [Line Items]
Total commitments			9,200
Illinois Social Equity Applicant Program [Member]
Commitments And Contingencies [Line Items]
Total commitments			1,200
Subordinate Voting Shares [Member]
Commitments And Contingencies [Line Items]
Number Of Shares Issued During The Period For Renewal Of Distribution Agreement		1,300,000
Amortisation, intangible assets other than goodwill			3,000
Litigation accrual adjustment			800
Increase through other contributions by owners, equity			15,800
Subordinate Voting Shares [Member] | Bottom of range [member]
Commitments And Contingencies [Line Items]
Selling, general and administrative expense			12,800
Subordinate Voting Shares [Member] | Top of range [member]
Commitments And Contingencies [Line Items]
Selling, general and administrative expense			$ 13,600